16. Intangible assets (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 6,236	R$ 2,818
Additions		198	298
Business combination	[1],[2]		3,174
Amortization		(248)	(179)
Write-off		(2)	(8)
Remeasurement		49	6
Exchange rate changes		771	70
Transfers		198	131
Deconsolidation Via Varejo			(74)
Deconsolidation Sendas		4	(19)
Intangible assets, ending		6,164	6,236	2,818
Lease [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		836	899
Additions		1
Business combination	[1],[2]
Amortization		(68)	(69)
Write-off			(1)
Remeasurement		49	6
Exchange rate changes
Transfers
Deconsolidation Via Varejo			1
Deconsolidation Sendas		(215)
Intangible assets, ending		603	836	899
Right Of Use Paes Mendonca [member] | Lease [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	[3]	780	819
Additions	[3]
Business combination	[1],[2],[3]
Amortization	[3]	(47)	(45)
Write-off	[3]
Remeasurement	[3]	49	6
Exchange rate changes	[3]
Transfers	[3]
Deconsolidation Sendas	[3]	(215)
Intangible assets, ending	[3]	567	780	819
Commercial Rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		136	111
Additions		6	24
Business combination	[1],[2]
Amortization
Write-off
Remeasurement
Exchange rate changes
Transfers
Deconsolidation Sendas		(95)
Intangible assets, ending		47	136	111
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		888	621
Additions		191	274
Business combination	[1],[2]		60
Amortization		(179)	(110)
Write-off		(2)	(7)
Remeasurement
Exchange rate changes		19	1
Transfers		183	124
Deconsolidation Via Varejo			(75)
Deconsolidation Sendas		(70)
Intangible assets, ending		1,030	888	621
Software [member] | Lease [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		56	80
Additions		1
Business combination	[1],[2]
Amortization		(21)	(24)
Write-off			(1)
Remeasurement
Exchange rate changes
Transfers
Deconsolidation Via Varejo			1
Deconsolidation Sendas
Intangible assets, ending		36	56	80
Total Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		5,400	1,919
Additions		197	298
Business combination	[1],[2]		3,174
Amortization		(180)	(110)
Write-off		(2)	(7)
Remeasurement
Exchange rate changes		771	70
Transfers		198	131
Deconsolidation Via Varejo			(75)
Deconsolidation Sendas		(823)
Intangible assets, ending		5,561	5,400	1,919
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		1,314	1,148
Additions
Business combination	[1],[2]		165
Amortization
Write-off
Remeasurement
Exchange rate changes		39	3
Transfers		15	(1)
Deconsolidation Sendas		(618)
Intangible assets, ending		750	1,314	1,148
Tradename [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		3,062	39
Additions
Business combination	[1],[2]		2,949
Amortization		(1)
Write-off
Remeasurement
Exchange rate changes		713	66
Transfers			8
Deconsolidation Sendas		(40)
Intangible assets, ending		R$ 3,734	R$ 3,062	R$ 39

[1]	As result of the Sendas' spin-off, the balances of provisions for legal demands totaling R$ 292 were deconsolidated, of which R$179 of tax contingencies, R$64 of labor contingencies, and R$49 of civil contingencies and others.
[2]	See note 13.1
[3]	Correspond to the premium paid for the renewal of the agreement with Paes Mendonca to operate certain stores by 30-year term